Statement of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Participant‑directed investments at fair value:
Total participant‑directed investments at fair value	$ 67,286,941	$ 60,332,973
Participant notes receivable	822,288	992,713
Net Assets Available for Benefits	68,109,229	61,325,686
Mutual funds
Participant‑directed investments at fair value:
Total participant‑directed investments at fair value	4,779,591	4,452,788
Common collective trust funds
Participant‑directed investments at fair value:
Total participant‑directed investments at fair value	46,224,880	41,812,095
Company stock
Participant‑directed investments at fair value:
Total participant‑directed investments at fair value	$ 16,282,470	$ 14,068,090